Financial risk management - Summary Of Credit Risk Ratings Issued by Risk Rating Agencies (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,367,357	S/ 2,063,350
Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 26,721,991	S/ 22,787,598
Credit Exposure Percentage	100.00%	100.00%
Unrated [Member] | Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 660,839	S/ 790,408
Credit Exposure Percentage	2.50%	3.50%
Unrated [Member] | Non Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 229,933	S/ 226,953
Credit Exposure Percentage	0.90%	1.00%
Instruments Issued And Rated In Peru [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,268,924	S/ 3,075,744
Credit Exposure Percentage	12.20%	13.50%
Instruments Issued And Rated In Peru [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Credit exposure		S/ 2,944
Credit Exposure Percentage	0.00%	0.00%
Instruments Issued And Rated In Peru [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,611,807	S/ 2,387,376
Credit Exposure Percentage	9.80%	10.50%
Instruments Issued And Rated In Peru [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 652,347	S/ 685,424
Credit Exposure Percentage	2.40%	3.00%
Instruments Issued And Rated In Peru [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 4,770
Credit Exposure Percentage	0.00%	0.00%
Instruments Issued In Peru And Rated Abroad [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 13,879,016	S/ 12,256,305
Credit Exposure Percentage	51.90%	53.80%
Instruments Issued In Peru And Rated Abroad [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 13,174,718	S/ 11,710,437
Credit Exposure Percentage	49.30%	51.40%
Instruments Issued In Peru And Rated Abroad [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 490,215	S/ 545,868
Credit Exposure Percentage	1.80%	2.40%
Instruments Issued In Peru And Rated Abroad [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 214,083
Credit Exposure Percentage	0.80%	0.00%
Instruments Issued And Rated Abroad [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,624,720	S/ 3,162,570
Credit Exposure Percentage	13.60%	13.90%
Instruments Issued And Rated Abroad [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 11,105	S/ 41,198
Credit Exposure Percentage	0.00%	0.20%
Instruments Issued And Rated Abroad [Member] | AA- / AA+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 145,599	S/ 26,077
Credit Exposure Percentage	0.50%	0.10%
Instruments Issued And Rated Abroad [Member] | A- / A+ [member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 656,237	S/ 489,765
Credit Exposure Percentage	2.50%	2.20%
Instruments Issued And Rated Abroad [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,565,054	S/ 2,247,646
Credit Exposure Percentage	9.60%	9.90%
Instruments Issued And Rated Abroad [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 228,812	S/ 295,812
Credit Exposure Percentage	0.90%	1.30%
Instruments Issued And Rated Abroad [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 16,190	S/ 61,089
Credit Exposure Percentage	0.10%	0.30%
Instruments Issued And Rated Abroad [Member] | Less than B- [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,723	S/ 983
Credit Exposure Percentage	0.00%	0.00%
Certificate Of Deposits With Variable Interest Rates Issued By BCRP [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure		S/ 1,434,836
Credit Exposure Percentage	0.00%	6.30%
Negotiable Certificates Of Deposits Issued By BCRP [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,448,984	S/ 43,868
Credit Exposure Percentage	12.90%	0.20%
Mutual Funds And Investment Funds Participations [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,099,282	S/ 1,402,848
Credit Exposure Percentage	4.10%	6.20%
Securitized Bonds [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,008
Credit Exposure Percentage	0.00%	0.00%
Others [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 81,910	S/ 1
Credit Exposure Percentage	0.30%	0.00%
Nonlisted Shares And Participations [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 26,296,616	S/ 22,393,533
Credit Exposure Percentage	98.40%	98.30%
Accrued interest [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 425,375	S/ 394,065
Credit Exposure Percentage	1.60%	1.70%